Note 6 - Long-term Bank Loans	9 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Long-term Debt [Text Block]
6.	Long-Term Bank Loans

Long-term bank loans of the Company as of December 31, 2020 and September 30, 2021 are as follows:

Borrower	December 31, 2020	September 30, 2021
Joanna Maritime Ltd. / Jonathan John Shipping Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd. / Noumea Shipping Ltd. / Gregos Shipping Ltd.	24,625,000	-
Joanna Maritime Ltd. / Noumea Shipping Ltd. / Gregos Shipping Ltd.	-	12,200,000
Diamantis Shipowners Ltd.	3,026,300	2,544,920
Spetses Shipowners Ltd. / Kea Shipowners Ltd. / Hydra Shipowners Ltd.	11,150,000	8,900,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	28,500,000	26,100,000
Jonathan John Shipping Ltd. / Corfu Navigation Ltd.	-	10,000,000
	67,301,300	59,744,920
Less: Current portion	(20,891,840)	(14,994,920)
Long-term portion	46,409,460	44,750,000
Deferred charges, current portion	246,520	200,860
Deferred charges, long-term portion	189,432	310,084
Long-term bank loans, current portion net of deferred charges	20,645,320	14,794,060
Long-term bank loans, long-term portion net of deferred charges	46,220,028	44,439,916

Loan from related party, current
Euroseas Ltd.	2,500,000	-

The future annual loan repayments are as follows:

To September 30:
2022	14,994,920
2023	20,550,000
2024	20,200,000
2025	4,000,000
Total	59,744,920

Details of the loans are discussed in Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2020 included in the 2020 Annual Report.

In  March 2021, the Company agreed with one of its lenders to prepay an amount of $0.9 million, representing the installments of the third and fourth quarter of 2020, which were previously deferred to be repaid together with the respective balloon instalment. The prepayment took place on  May 7, 2021.

On September 6, 2021, the Company signed a loan facility with Sinopac Capital International (HK) Ltd. (“Sinopac”) and on September 9, 2021 drew the amount of $10,000,000. The loan was drawn by Corfu Navigation Ltd. and Jonathan John Shipping Ltd. enabling the borrowers to refinance, together with own funds, the total outstanding indebtedness of Corfu Navigation Ltd., Jonathan John Shipping Ltd. and Bridge Shipping Ltd. with Eurobank Ergasias S.A., amounting to $10,100,000. The loan is payable in sixteen consecutive equal quarterly instalments of $500,000 plus a balloon amount of $2,000,000. The margin of the loan is 3.5% above Libor. Since Bridge Shipping Ltd., owner of M/V Akinada Bridge, was not included as a borrower in the refinancing agreement with Sinopac, M/V Akinada Bridge is unencumbered since September 9, 2021.

The Company’s bank loans are secured with one or more of the following:

●	first priority mortgage over the respective vessels on a joint and several basis.
●	first assignment of earnings and insurance.
●	a corporate guarantee of Euroseas Ltd.
●	a pledge of all the issued shares of each borrower.

The loan agreements contain covenants such as minimum requirements regarding the security cover ratio  (the ratio of fair value of vessel to outstanding loan less cash in retention accounts ranging from 120% to 140%), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company’s subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to $2,245,010 and $4,360,859 as of December 31, 2020 and  September 30, 2021, respectively, and are included in "Restricted cash" under "Current assets" and "Long-term assets" in the unaudited condensed consolidated balance sheets. As of  September 30, 2021, the Company satisfied all its debt covenants.

Interest expense, including loan fee amortization for the nine-month periods ended  September 30, 2020 and 2021 amounted to $3,320,074 and $2,003,077, respectively.

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